Other current liabilities	12 Months Ended
Dec. 31, 2025
Other current liabilities
Other current liabilities

Note 24.Other current liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Other tax payable	1,514	583
Stamp duty liability	5,761	—
Customer contract liability, current	1,773	392
Stock-based compensation liability, current	5,084	—
Other current liabilities	—	160
Total other current liabilities	14,132	1,135